NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NOTES PAYABLE [Abstract]
Restricted cash	$ 31,783,670	$ 25,407,499
Bank fee percentage	0.05%	0.05%	0.05%
Bank fee	49,233	38,421	25,217
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	50,990,427	36,933,710
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		Jun. 17, 2013
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Jun. 17, 2013
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		Jun. 06, 2013
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		Jun. 06, 2013
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		396,284
Repayment date		May 19, 2013
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		396,284
Repayment date		May 19, 2013
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		May 19, 2013
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		May 19, 2013
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		May 16, 2013
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		396,284
Repayment date		May 06, 2013
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		May 06, 2013
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		May 06, 2013
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		396,284
Repayment date		May 06, 2013
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Apr. 23, 2013
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Apr. 23, 2013
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		792,569
Repayment date		Mar. 28, 2013
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 28, 2013
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		3,170,275
Repayment date		Mar. 24, 2013
Bank Acceptance Note Twenty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 21, 2013
Bank Acceptance Note Twenty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 12, 2013
Bank Acceptance Note Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 11, 2013
Bank Acceptance Note Twenty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 10, 2013
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 06, 2013
Bank Acceptance Note Twenty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,585,138
Repayment date		Mar. 06, 2013
Bank Acceptance Note Twenty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Feb. 03, 2013
Bank Acceptance Note Twenty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Feb. 03, 2013
Bank Acceptance Note Twenty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Jan. 19, 2013
Bank Acceptance Note Twenty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Jan. 19, 2013
Bank Acceptance Note Twenty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Jan. 12, 2013
Bank Acceptance Note Thirty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,268,110
Repayment date		Jan. 12, 2013
Bank Acceptance Note Thirty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Jun. 27, 2014
Bank Acceptance Note Thirty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	968,632
Repayment date	Jun. 18, 2014
Bank Acceptance Note Thirty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jun. 17, 2014
Bank Acceptance Note Thirty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jun. 11, 2014
Bank Acceptance Note Thirty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jun. 05, 2014
Bank Acceptance Note Thirty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jun. 03, 2014
Bank Acceptance Note Thirty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	May 26, 2014
Bank Acceptance Note Thirty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	May 21, 2014
Bank Acceptance Note Thirty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	May 21, 2014
Bank Acceptance Note Forty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	May 21, 2014
Bank Acceptance Note Forty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	May 08, 2014
Bank Acceptance Note Forty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	May 08, 2014
Bank Acceptance Note Forty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	May 08, 2014
Bank Acceptance Note Forty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	6,917,657
Repayment date	May 08, 2014
Bank Acceptance Note Forty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	May 04, 2014
Bank Acceptance Note Forty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Apr. 12, 2014
Bank Acceptance Note Forty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Apr. 12, 2014
Bank Acceptance Note Forty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Apr. 11, 2014
Bank Acceptance Note Forty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Mar. 30, 2014
Bank Acceptance Note Fifty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Mar. 30, 2014
Bank Acceptance Note Fifty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Mar. 13, 2014
Bank Acceptance Note Fifty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Mar. 05, 2014
Bank Acceptance Note Fifty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Mar. 05, 2014
Bank Acceptance Note Fifty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,130,071
Repayment date	Jan. 30, 2014
Bank Acceptance Note Fifty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,130,071
Repayment date	Jan. 25, 2014
Bank Acceptance Note Fifty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,130,071
Repayment date	Jan. 25, 2014
Bank Acceptance Note Fifty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Jan. 25, 2014
Bank Acceptance Note Fifty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jan. 23, 2014
Bank Acceptance Note Fifty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jan. 22, 2014
Bank Acceptance Note Sixty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Jan. 17, 2014
Bank Acceptance Note Sixty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	807,194
Repayment date	Jan. 12, 2014
Bank Acceptance Note Sixty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jan. 04, 2014
Bank Acceptance Note Sixty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	968,632
Repayment date	Jan. 04, 2014
Bank Acceptance Note Sixty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	645,755
Repayment date	Jan. 04, 2014
Bank Acceptance Note Sixty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,614,387
Repayment date	Jan. 04, 2014
Bank Acceptance Note Sixty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 968,632
Repayment date	Jan. 04, 2014